Related Party Balances and Transactions - Schedule of Movement of Loan Principal and Financing Service Fee Receivables Due from Related Parties (Detail) - Key Management and their Immediate Families [Member]
	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Balance at beginning of the year	$ 195,552	¥ 1,272,318	¥ 2,705,053
Loan principal and financing service fee receivables			2,700,000
Payments	(41,855)	(272,318)	(4,132,735)
Balance at end of the year	$ 153,697	¥ 1,000,000	¥ 1,272,318